Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2025
Other Borrowed Funds [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank
Other borrowed funds at December 31, 2025 and 2024 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2025	$42,247	$2,601	$44,848
2024	$37,239	$2,501	$39,740

Schedule of Maturities of Long-term Debt
Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2026	$10,444	$2,601	$13,045
2027	22,908	—	22,908
2028	1,397	—	1,397
2029	1,349	—	1,349
2030	1,733	—	1,733
Thereafter	4,416	—	4,416
	$42,247	$2,601	$44,848